Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Schedule of assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation

	(5) 2011	(7) 2010
Risk-free interest rate	0.93%	2.01%
Dividend yield	0%	0%
Expected life (years)	5	4
Volatility	130.0%	106.1%

Schedule of activity for all option grants

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00

Summary of stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$40.00	2,250	$40.00	4.9	1,000	$40.00
$228.00	176	$228.00	3.7	176	$228.00
	2,426			1,176